Financial Risks Management - Schedule of Trade Receivables is Presented Based on their Past Due Status (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Schedule of Trade Receivables is Presented Based on Past Due Status [Line Items]
Trade receivables	$ 13,880,658		$ 10,117,291
ECL	(3,297,953)		(2,303,255)
Trade receivables, net	10,582,705	$ 1,359,668	7,814,036	$ 1,003,950
Not past due [Member]
Schedule of Trade Receivables is Presented Based on Past Due Status [Line Items]
Trade receivables	4,974,813		2,285,951
ECL	(218,392)		(49,000)
Trade receivables, net	4,756,421	611,106	2,236,951	287,404
30 days [Member]
Schedule of Trade Receivables is Presented Based on Past Due Status [Line Items]
Trade receivables	1,624,796		610,031
ECL	(115,537)		(13,449)
Trade receivables, net	1,509,259	193,910	596,582	76,649
31 days to 60 days [Member]
Schedule of Trade Receivables is Presented Based on Past Due Status [Line Items]
Trade receivables	314,153		936,183
ECL	(108,990)		(119,264)
Trade receivables, net	205,163	26,359	816,919	104,958
61 days to 90 days [Member]
Schedule of Trade Receivables is Presented Based on Past Due Status [Line Items]
Trade receivables	1,367,306		710,025
ECL	(146,387)		(35,012)
Trade receivables, net	1,220,919	156,864	675,013	86,726
91 days to 120 days [Member]
Schedule of Trade Receivables is Presented Based on Past Due Status [Line Items]
Trade receivables	701,946		201,535
ECL	(31,881)		(20,312)
Trade receivables, net	670,065	86,090	181,223	23,284
>120 days [Member]
Schedule of Trade Receivables is Presented Based on Past Due Status [Line Items]
Trade receivables	4,897,644		5,373,566
ECL	(2,676,766)		(2,066,218)
Trade receivables, net	$ 2,220,878	$ 285,339	$ 3,307,348	$ 424,929